Financial instruments and risk management - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 111,296,497	R$ 117,843,727
Financial Liabilities, Undiscounted Cash Flows	165,924,401	170,400,861
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	14,010,035	16,194,968
2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	13,068,560	19,091,837
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	70,095,684	53,481,732
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	68,750,122	81,632,324
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,981,256	5,141,386
Financial Liabilities, Undiscounted Cash Flows	4,981,256	5,141,386
Trade accounts payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	4,981,256	5,141,386
Trade accounts payable | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	90,735,617	94,801,257
Financial Liabilities, Undiscounted Cash Flows	134,683,728	136,586,565
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,123,048	5,690,098
Loans, financing and debentures | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	10,714,381	16,894,643
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	62,694,071	46,428,491
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	55,152,228	67,573,333
Leases (1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,763,902	6,929,890
Financial Liabilities, Undiscounted Cash Flows	11,893,716	13,281,230
Leases (1) | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,677,577	2,761,632
Leases (1) | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,223,232	1,235,951
Leases (1) | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,114,107	3,161,325
Leases (1) | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,878,800	6,122,322
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,581,757	9,341,349
Financial Liabilities, Undiscounted Cash Flows	14,131,736	13,741,567
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,159,582	1,139,273
Derivative Liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,040,511	849,920
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	4,212,549	3,815,705
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,719,094	7,936,669
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,855	1,393,121
Financial Liabilities, Undiscounted Cash Flows	12,855	1,393,121
Dividends payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	12,855	1,393,121
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221,110	236,724
Financial Liabilities, Undiscounted Cash Flows	221,110	256,992
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	55,717	69,458
Other liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	90,436	111,323
Other liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 74,957	R$ 76,211